INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Series 15 [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 205,277	$ 400,421
Series 16 [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		398,454	1,077,035
Write Off Of Capital Contribution Payable	$ 50,008
Series 17 [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		183,320	347,353
Series 18 [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		484,896	510,849
Fund Receivable				$ 305,289
Series 19 [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 135,830	$ 149,278